Affiliated companies and variable interest entities (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Financial Information for Affiliated Companies Accounted for by Equity Method

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2018	2019
Current assets	12,766,962	13,555,478
Noncurrent assets	12,326,689	12,464,250

Total assets	25,093,651	26,019,728

Current liabilities	8,061,342	8,322,336
Long-term liabilities and noncontrolling interests	5,940,549	6,398,659
Affiliated companies accounted for by the equity method shareholders’ equity	11,091,760	11,298,733

Total liabilities and shareholders’ equity	25,093,651	26,019,728

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	3,162,711	3,313,703

Number of affiliated companies accounted for by the equity method at end of period	57	63

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Net revenues	30,309,263	30,680,535	32,200,711

Gross profit	3,644,267	4,065,344	4,070,621

Net income attributable to affiliated companies accounted for by the equity method	1,099,080	1,344,687	857,832

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	362,060	470,083	360,066

Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2018	2019
Denso Corporation	24.4%	24.5%
Toyota Industries Corporation	24.9%	24.9%
Aisin Seiki Co., Ltd.	24.9%	24.9%
Toyota Tsusho Corporation	22.0%	22.0%
Toyoda Gosei Co., Ltd.	43.0%	43.0%

Account Balances and Transactions with Affiliated Companies

Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2018	2019
Trade accounts and notes receivable, and other receivables	301,335	362,831
Accounts payable and other payables	736,023	845,755

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Net revenues	1,914,318	2,004,632	2,213,236
Purchases	5,357,682	5,749,430	6,431,464